Income Taxes - Additional Information (Details)	12 Months Ended
Dec. 31, 2014
Canadian Statutory Income Tax [Member]
Income Taxes Disclosure - Additional Information [Line Items]
IncomeTax Rate	26.50%
Federal Income Tax [Member]
Income Taxes Disclosure - Additional Information [Line Items]
IncomeTax Rate	15.50%
Provincial Income Tax [Member]
Income Taxes Disclosure - Additional Information [Line Items]
IncomeTax Rate	11.00%